Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

25.         Subsequent events

Since January 2020, the coronavirus pandemic ("the COVID-19") has spread across China and other countries, governments have implemented a series of measures including travel restrictions and quarantines to contain COVID-19, which adversely affected the real estate industry where the Group operates. We currently believe our first quarter results of operations will be negatively impacted by these developments. The development and evolution of the COVID-19 in China and globally still has great uncertainty in the duration and severity, which may further amplify and delay the impact on the recovery of the real estate industry. Given the uncertainty about the situation, the Group currently cannot estimate the impact to the 2020 financial performance and cash flows.